CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2014	$ 209,071	$ 15,003	$ 193,729		$ (822)	$ 1,161
Beginning balance, shares at Dec. 31, 2014		15,003	17,332,775
Net income	(14,974)				(14,974)
Other comprehensive income, net of tax	(6,868)					(6,868)
Share-based compensation expense	1,045
Ending balance at Dec. 31, 2015	188,274	$ 15,003	$ 193,729	$ 194,774	(15,796)	(5,707)
Ending balance, shares at Dec. 31, 2015		15,003	17,332,775
Net income	2,814				2,814
Other comprehensive income, net of tax	9,445					9,445
Issuance of common stock, net of issuance cost	50,018			50,018
Issuance of common stock, net of issuance cost, shares			3,078,075
Share-based compensation expense	553			553
Ending balance at Sep. 30, 2016	251,104	$ 15,003		245,345	(12,982)	3,738
Ending balance, shares at Sep. 30, 2016		15,003	20,410,850
Beginning balance at Dec. 31, 2015	188,274	$ 15,003	$ 193,729	194,774	(15,796)	(5,707)
Beginning balance, shares at Dec. 31, 2015		15,003	17,332,775
Net income	66,729				66,729
Other comprehensive income, net of tax	(1,561)					(1,561)
Issuance of common stock, net of issuance cost	49,592		$ 50,018
Issuance of common stock, net of issuance cost, shares			3,078,075
Share-based compensation expense	899
Ending balance at Dec. 31, 2016	382,658	$ 25,441	$ 311,994	313,552	50,933	(7,268)
Ending balance, shares at Dec. 31, 2016		25,441	24,616,706
Net income	22,461				22,461
Other comprehensive income, net of tax	2,720					2,720
Issuance of common stock in connection with merger			$ 246	(246)
Repurchase of preferred stock	(15,003)	$ (15,003)
Repurchase of preferred stock, shares		(15,003)
Issuance of common stock, net of issuance cost	76,829		$ 46	76,783
Issuance of common stock, net of issuance cost, shares			4,630,194
Issuance of common stock in connection with restricted stock awards, shares			58,900
Forfeiture of restricted stock awards, shares			(400)
Cash dividends declared on preferred stock	(11,081)				(11,081)
Cash paid in lieu of fractional shares	(2)				(2)
Share-based compensation expense	951			951
Ending balance at Sep. 30, 2017	$ 459,533	$ 10,438	$ 292	$ 391,040	$ 62,311	$ (4,548)
Ending balance, shares at Sep. 30, 2017		10,438	29,305,400